Principal accounting policies (Sales and Marketing Expenses, Share based Compensation, Statutory Reserves, Dividends and Segment Reporting - Narrative) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Sales and marketing expenses
Advertising and market promotion expenses	¥ 253,210	¥ 76,192	¥ 8,054
Employee social security and welfare benefits
Employee social security and welfare benefits	¥ 171,349	¥ 115,012	¥ 68,334
Statutory reserves [Line Item]
Minimum percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Amount appropriated to statutory reserves
Dividends
Dividends declared	¥ 0	¥ 0	¥ 0
Segment reporting
Number of operating segments | item	1
Statutory reserves [Member]
Statutory reserves [Line Item]
Amount appropriated to statutory reserves	¥ 38	¥ 15,812	¥ 40,657